Inventories	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2020
Inventory Disclosure [Abstract]
Inventories

Inventories are valued at the lower of cost (determined on a first-in, first-out basis) or net realizable value, and have been reduced by an allowance for excess and obsolete inventories. The estimate is based on managements review of inventories on hand compared to estimated future usage and sales. Cost of work-in-process and finished goods inventories include material, labor, and manufacturing overhead.

	March 31, 2021	June 30, 2020
Raw materials	$2,191,200	$1,726,400
Work-in-process	74,100	35,700
Finished goods	619,900	778,900

	$2,885,200	$2,541,000

	2020	2019

Raw materials	$1,726,400	$1,597,100
Work-in-process	35,700	77,700
Finished goods	778,900	708,800

	$2,541,000	$2,383,600